DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 300 China A-Shares ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 1.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	832,704	$2,455,618
China United Network Communications Ltd., Class A	13,891,081	7,139,101
Focus Media Information Technology Co. Ltd., Class A	6,298,694	5,525,890
Mango Excellent Media Co. Ltd., Class A	473,489	1,905,609
Zhejiang Century Huatong Group Co. Ltd., Class A*	2,972,913	1,971,182

(Cost $20,152,951)		18,997,400

Consumer Discretionary - 8.2%
Beijing Roborock Technology Co. Ltd., Class A	29,110	1,348,689
BYD Co. Ltd., Class A	553,257	23,065,791
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	87,524	1,777,469
China Tourism Group Duty Free Corp. Ltd., Class A	610,693	17,284,181
Chongqing Changan Automobile Co. Ltd., Class A	3,087,284	6,489,666
Ecovacs Robotics Co. Ltd., Class A	149,852	1,770,238
FAW Jiefang Group Co. Ltd., Class A	711,287	840,261
Fuyao Glass Industry Group Co. Ltd., Class A	1,009,258	5,707,075
Great Wall Motor Co. Ltd., Class A	768,477	3,722,510
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,952,785	13,649,284
Guangzhou Automobile Group Co. Ltd., Class A	1,406,382	2,832,107
Haier Smart Home Co. Ltd., Class A	2,384,233	8,929,441
Huali Industrial Group Co. Ltd., Class A	53,117	464,462
Huayu Automotive Systems Co. Ltd., Class A	1,007,617	2,723,447
Huizhou Desay Sv Automotive Co. Ltd., Class A	174,097	3,856,220
Midea Group Co. Ltd., Class A	3,020,585	23,281,353
Offcn Education Technology Co. Ltd., Class A*	1,158,351	768,041
Oppein Home Group, Inc., Class A	117,728	2,224,177
SAIC Motor Corp. Ltd., Class A	2,978,776	6,671,250
Shandong Linglong Tyre Co. Ltd., Class A	408,791	1,346,362
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	964,601	1,119,956
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,471,857	1,914,504
TCL Technology Group Corp., Class A	8,517,943	5,117,548
Zhejiang Supor Co. Ltd., Class A	110,338	732,392

(Cost $103,864,074)		137,636,424

Consumer Staples - 15.7%
Anhui Gujing Distillery Co. Ltd., Class A	98,766	3,648,230
Chongqing Brewery Co. Ltd., Class A	152,327	2,463,254
Eastroc Beverage Group Co. Ltd., Class A	33,000	727,553
Foshan Haitian Flavouring & Food Co. Ltd., Class A	840,386	9,801,158
Guangdong Haid Group Co. Ltd., Class A	503,763	4,448,721
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,064,927	4,133,288
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,152,915	16,313,454
Jiangsu King’s Luck Brewery JSC Ltd., Class A	384,947	2,574,673
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	373,598	8,894,958
Kweichow Moutai Co. Ltd., Class A	382,019	106,406,740
Luzhou Laojiao Co. Ltd., Class A	450,482	15,273,671
Muyuan Foods Co. Ltd., Class A	1,638,877	13,908,211
New Hope Liuhe Co. Ltd., Class A*	1,383,727	3,147,065
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	319,007	1,076,519
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	295,368	12,528,820
Tongwei Co. Ltd., Class A	1,636,389	12,527,289
Tsingtao Brewery Co. Ltd., Class A	221,782	3,467,601
Wens Foodstuffs Group Co. Ltd., Class A*	3,093,535	10,623,040
Wuliangye Yibin Co. Ltd., Class A	1,179,982	28,560,433
Yihai Kerry Arawana Holdings Co. Ltd., Class A	378,593	2,503,674
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	66,462	1,791,564

(Cost $133,396,785)		264,819,916

Energy - 1.9%
China Coal Energy Co. Ltd., Class A	1,116,900	1,613,705
China Oilfield Services Ltd., Class A	385,359	816,185
China Petroleum & Chemical Corp., Class A	8,033,598	4,966,119
China Shenhua Energy Co. Ltd., Class A	2,050,184	9,005,079
PetroChina Co. Ltd., Class A	5,875,141	4,541,911
Shaanxi Coal Industry Co. Ltd., Class A	2,371,532	7,553,197
Yankuang Energy Group Co. Ltd., Class A	559,978	3,891,269

(Cost $22,270,761)		32,387,465

Financials - 20.4%
Agricultural Bank of China Ltd., Class A	19,435,100	8,018,826
Bank of Beijing Co. Ltd., Class A	9,051,043	5,411,627
Bank of Chengdu Co. Ltd., Class A	1,347,256	3,060,216
Bank of China Ltd., Class A	12,914,700	5,683,776
Bank of Communications Co. Ltd., Class A	16,749,650	11,105,812

Bank of Hangzhou Co. Ltd., Class A	1,836,633	3,810,199
Bank of Jiangsu Co. Ltd., Class A	7,275,065	7,635,790
Bank of Nanjing Co. Ltd., Class A	3,171,825	4,876,552
Bank of Ningbo Co. Ltd., Class A	2,447,560	10,569,774
Bank of Shanghai Co. Ltd., Class A	5,961,488	5,100,599
China CITIC Bank Corp. Ltd., Class A	1,950,629	1,265,120
China Construction Bank Corp., Class A	4,295,528	3,432,691
China Everbright Bank Co. Ltd., Class A	10,170,604	4,225,789
China Galaxy Securities Co. Ltd., Class A	861,071	1,234,108
China International Capital Corp. Ltd., Class A	393,000	2,372,509
China Life Insurance Co. Ltd., Class A	1,070,285	4,756,822
China Merchants Bank Co. Ltd., Class A	7,553,518	38,328,021
China Merchants Securities Co. Ltd., Class A	2,270,054	4,354,429
China Minsheng Banking Corp. Ltd., Class A	15,456,308	8,055,405
China Pacific Insurance Group Co. Ltd., Class A	2,166,280	6,576,459
China Zheshang Bank Co. Ltd., Class A*	5,020,739	2,362,273
CITIC Securities Co. Ltd., Class A	6,025,452	17,027,409
CSC Financial Co. Ltd., Class A	835,621	3,222,721
East Money Information Co. Ltd., Class A	6,514,854	20,938,075
Everbright Securities Co. Ltd., Class A	1,203,438	2,794,519
Founder Securities Co. Ltd., Class A	2,725,786	2,742,557
GF Securities Co. Ltd., Class A	1,825,791	4,345,422
Guosen Securities Co. Ltd., Class A	1,742,316	2,333,178
Guotai Junan Securities Co. Ltd., Class A	2,772,432	5,936,196
Haitong Securities Co. Ltd., Class A	5,939,163	8,151,034
Hithink RoyalFlush Information Network Co. Ltd., Class A	145,890	1,797,990
Hongta Securities Co. Ltd., Class A	612,510	750,175
Huatai Securities Co. Ltd., Class A	3,609,434	6,866,154
Huaxia Bank Co. Ltd., Class A	3,719,361	2,767,646
Industrial & Commercial Bank of China Ltd., Class A	21,552,884	13,666,541
Industrial Bank Co. Ltd., Class A	8,872,489	21,977,313
Industrial Securities Co. Ltd., Class A*	4,189,336	3,766,308
New China Life Insurance Co. Ltd., Class A	491,460	2,049,795
Orient Securities Co. Ltd., Class A	3,187,963	3,996,780
People’s Insurance Co. Group of China Ltd., Class A	2,084,898	1,506,137
Ping An Bank Co. Ltd., Class A	5,901,281	10,892,701
Ping An Insurance Group Co. of China Ltd., Class A	6,610,608	41,955,709
Postal Savings Bank of China Co. Ltd., Class A	6,693,100	4,370,015
SDIC Capital Co. Ltd., Class A	1,477,449	1,405,261
Shanghai Pudong Development Bank Co. Ltd., Class A	7,285,048	7,667,362
Shanghai Rural Commercial Bank Co. Ltd., Class A	549,800	446,526
Shenwan Hongyuan Group Co. Ltd., Class A	5,582,924	3,378,447
Zheshang Securities Co. Ltd., Class A	1,243,950	1,968,350
Zhongtai Securities Co. Ltd., Class A	1,797,263	1,928,008

(Cost $332,432,584)		342,885,126

Health Care - 8.0%
Aier Eye Hospital Group Co. Ltd., Class A	2,118,583	9,023,338
Asymchem Laboratories Tianjin Co. Ltd., Class A	131,573	3,267,658
Beijing Tiantan Biological Products Corp. Ltd., Class A	494,664	1,595,529
Beijing Tongrentang Co. Ltd., Class A	422,696	2,860,809
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	108,685	2,008,490
Bloomage Biotechnology Corp. Ltd., Class A	61,116	1,265,674
Changchun High & New Technology Industry Group, Inc., Class A	191,614	4,912,198
Chongqing Zhifei Biological Products Co. Ltd., Class A	503,943	6,861,504
Gan & Lee Pharmaceuticals Co. Ltd., Class A	146,880	780,383
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	463,761	1,826,174
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	161,382	1,557,631
Hangzhou Tigermed Consulting Co. Ltd., Class A	317,482	4,979,975
Huadong Medicine Co. Ltd., Class A	535,930	3,271,830
Hualan Biological Engineering, Inc., Class A	671,071	1,919,705
Imeik Technology Development Co. Ltd., Class A	54,605	4,418,993
Jafron Biomedical Co. Ltd., Class A	291,524	1,981,899
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,750,491	13,801,233
Lepu Medical Technology Beijing Co. Ltd., Class A	771,365	2,113,925
Ovctek China, Inc., Class A	242,950	1,501,489
Pharmaron Beijing Co. Ltd., Class A	296,507	2,921,072
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	771,035	4,505,099
Shanghai RAAS Blood Products Co. Ltd., Class A	2,534,801	2,143,068
Shenzhen Kangtai Biological Products Co. Ltd., Class A	402,696	1,964,072
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	291,929	12,615,390
Topchoice Medical Corp., Class A*	144,683	2,437,880
Walvax Biotechnology Co. Ltd., Class A	968,078	6,117,496

WuXi AppTec Co. Ltd., Class A	1,246,158	16,173,444
Yunnan Baiyao Group Co. Ltd., Class A	446,484	3,384,423
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	185,707	8,092,067
Zhejiang NHU Co. Ltd., Class A	1,140,781	3,710,944

(Cost $118,774,770)		134,013,392

Industrials - 15.8%
AECC Aviation Power Co. Ltd., Class A	939,371	6,251,594
Air China Ltd., Class A*	1,881,337	2,808,047
Beijing New Building Materials PLC, Class A	635,033	2,416,941
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	12,548,483	8,411,072
China CSSC Holdings Ltd., Class A	1,161,326	4,209,859
China Eastern Airlines Corp. Ltd., Class A*	3,442,824	2,447,233
China Energy Engineering Corp. Ltd.	8,829,777	2,888,932
China National Chemical Engineering Co. Ltd., Class A	2,311,702	2,884,816
China Railway Group Ltd., Class A	6,941,930	5,778,660
China Southern Airlines Co. Ltd., Class A*	3,182,876	2,967,459
China State Construction Engineering Corp. Ltd., Class A	13,321,680	9,912,911
Contemporary Amperex Technology Co. Ltd., Class A*	852,851	59,634,750
COSCO SHIPPING Holdings Co. Ltd., Class A	3,843,696	7,901,626
CRRC Corp. Ltd., Class A	8,519,699	6,179,326
Daqin Railway Co. Ltd., Class A	3,838,328	3,584,107
Eve Energy Co. Ltd., Class A	713,873	9,816,981
Ginlong Technologies Co. Ltd., Class A	91,918	3,057,280
Gongniu Group Co. Ltd., Class A	65,459	1,414,653
Gotion High-tech Co. Ltd., Class A	691,156	3,438,020
Guangdong Kinlong Hardware Products Co. Ltd., Class A	75,069	1,037,544
Han’s Laser Technology Industry Group Co. Ltd., Class A	581,856	2,512,742
Jiangsu Hengli Hydraulic Co. Ltd., Class A	341,720	2,421,104
Metallurgical Corp. of China Ltd., Class A	5,013,709	2,329,932
NARI Technology Co. Ltd., Class A	2,092,456	8,315,298
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	169,413	2,540,643
Power Construction Corp. of China Ltd., Class A	4,796,428	5,360,611
Sany Heavy Industry Co. Ltd., Class A	3,706,646	8,451,636
SF Holding Co. Ltd., Class A	1,194,110	8,545,039
Shanghai International Airport Co. Ltd., Class A*	622,723	5,086,360
Shanghai International Port Group Co. Ltd., Class A	2,150,947	1,684,636
Shanghai M&G Stationery, Inc., Class A	248,641	1,597,494
Shenzhen Inovance Technology Co. Ltd., Class A	1,159,671	10,068,110
Spring Airlines Co. Ltd., Class A*	231,493	1,648,183
Sungrow Power Supply Co. Ltd., Class A	632,142	10,194,806
Sunwoda Electronic Co. Ltd., Class A	763,158	3,016,172
Suzhou Maxwell Technologies Co. Ltd., Class A	47,349	3,208,010
TBEA Co. Ltd., Class A	2,375,126	8,520,539
Weichai Power Co. Ltd., Class A	3,522,671	5,931,041
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	703,460	5,617,496
Wuxi Shangji Automation Co. Ltd., Class A	124,944	2,439,551
XCMG Construction Machinery Co. Ltd., Class A*	3,714,180	2,801,430
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,863,424	3,461,127
Yunda Holding Co. Ltd., Class A	898,235	2,189,834
Zhejiang Chint Electrics Co. Ltd., Class A	688,592	3,153,118
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,152,918	4,279,525
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,410,153	2,848,582

(Cost $240,309,668)		265,264,830

Information Technology - 14.4%
360 Security Technology, Inc., Class A	2,334,268	2,473,665
Advanced Micro-Fabrication Equipment Inc China, Class A*	251,419	4,483,502
Anker Innovations Technology Co. Ltd., Class A	122,135	1,086,705
Avary Holding Shenzhen Co. Ltd., Class A	504,268	2,165,268
Beijing Kingsoft Office Software, Inc., Class A	116,190	3,029,771
BOE Technology Group Co. Ltd., Class A	24,355,575	13,046,056
Chaozhou Three-Circle Group Co. Ltd., Class A	870,699	3,415,989
China Greatwall Technology Group Co. Ltd., Class A	1,371,903	1,803,384
China Resources Microelectronics Ltd., Class A	393,460	2,984,771
Flat Glass Group Co. Ltd., Class A*	343,758	1,992,129
Foxconn Industrial Internet Co. Ltd., Class A	3,241,431	4,359,449
GigaDevice Semiconductor, Inc., Class A	414,861	6,965,100
Glodon Co. Ltd., Class A	603,340	4,284,304
GoerTek, Inc., Class A	1,506,334	7,082,986
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	230,053	2,251,406
Hangzhou First Applied Material Co. Ltd., Class A	347,078	3,259,996

Hangzhou Silan Microelectronics Co. Ltd., Class A	571,927	3,283,767
Hundsun Technologies, Inc., Class A	961,452	4,682,337
Iflytek Co. Ltd., Class A	1,214,045	6,589,149
Ingenic Semiconductor Co. Ltd., Class A	135,322	1,597,613
Inspur Electronic Information Industry Co. Ltd., Class A	731,726	2,458,684
JA Solar Technology Co. Ltd., Class A	604,548	5,738,720
JCET Group Co. Ltd., Class A	1,042,864	3,742,685
Lens Technology Co. Ltd., Class A	1,390,287	2,189,840
Lingyi iTech Guangdong Co., Class A*	2,236,504	1,780,785
LONGi Green Energy Technology Co. Ltd., Class A	3,731,287	27,657,169
Luxshare Precision Industry Co. Ltd., Class A	3,050,410	16,569,147
Maxscend Microelectronics Co. Ltd., Class A	205,057	3,020,268
Montage Technology Co. Ltd., Class A	301,322	2,421,046
National Silicon Industry Group Co. Ltd., Class A*	810,889	2,418,286
NAURA Technology Group Co. Ltd., Class A	175,809	7,177,436
Qi An Xin Technology Group, Inc., Class A*	191,753	1,381,621
Sangfor Technologies, Inc., Class A	181,152	2,532,587
SG Micro Corp., Class A	168,788	3,914,562
Shanghai Baosight Software Co. Ltd., Class A	428,117	2,355,805
Shengyi Technology Co. Ltd., Class A	999,581	2,300,882
Shennan Circuits Co. Ltd., Class A	166,921	2,052,108
Shenzhen Goodix Technology Co. Ltd., Class A	182,680	1,505,606
Shenzhen Transsion Holdings Co. Ltd., Class A	159,576	1,576,932
StarPower Semiconductor Ltd., Class A	46,800	2,686,926
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,435,773	10,000,005
Thunder Software Technology Co. Ltd., Class A	211,431	3,763,977
Trina Solar Co. Ltd., Class A	672,655	6,961,724
Unigroup Guoxin Microelectronics Co. Ltd., Class A	383,215	8,655,139
Unisplendour Corp. Ltd., Class A	1,060,386	2,655,762
Will Semiconductor Co. Ltd. Shanghai, Class A	452,640	6,142,667
Wingtech Technology Co. Ltd., Class A	481,426	4,502,370
Wuhan Guide Infrared Co. Ltd., Class A	1,108,409	2,294,644
Yealink Network Technology Corp. Ltd., Class A	251,823	2,605,908
Yonyou Network Technology Co. Ltd., Class A	1,143,574	3,326,009
Zhejiang Dahua Technology Co. Ltd., Class A	1,319,859	2,816,463
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	446,003	4,907,163
ZTE Corp., Class A	2,054,434	7,286,809

(Cost $212,175,593)		242,237,082

Materials - 9.7%
Aluminum Corp. of China Ltd., Class A	4,858,867	3,172,420
Anhui Conch Cement Co. Ltd., Class A	1,518,916	7,019,008
Baoshan Iron & Steel Co. Ltd., Class A	5,495,442	4,240,420
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,246,747	5,479,731
Cathay Biotech, Inc., Class A	114,913	1,155,535
China Jushi Co. Ltd., Class A	1,563,256	3,261,168
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,353,471	5,905,699
Citic Pacific Special Steel Group Co. Ltd., Class A	632,077	1,809,072
CMOC Group Ltd., Class A	4,505,885	3,209,403
CNGR Advanced Material Co. Ltd., Class A	114,700	1,550,920
Ganfeng Lithium Co. Ltd., Class A	705,789	8,756,586
Guangzhou Tinci Materials Technology Co. Ltd., Class A	826,543	5,689,775
Hengli Petrochemical Co. Ltd., Class A	1,289,770	3,585,029
Hengyi Petrochemical Co. Ltd., Class A	1,368,928	1,793,529
Hoshine Silicon Industry Co. Ltd., Class A	139,708	2,269,306
Huafon Chemical Co. Ltd., Class A	1,029,602	1,120,899
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	14,247,027	4,145,715
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,159,673	1,360,054
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,112,000	3,100,560
Jiangxi Copper Co. Ltd., Class A	731,201	1,733,923
LB Group Co. Ltd., Class A	915,250	2,329,366
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,386,774	2,726,369
Qinghai Salt Lake Industry Co. Ltd., Class A*	2,641,145	10,629,581
Rongsheng Petrochemical Co. Ltd., Class A	1,869,837	3,833,064
Satellite Chemical Co. Ltd., Class A	745,271	2,366,094
Shandong Gold Mining Co. Ltd., Class A	1,162,466	3,012,398
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	934,578	3,946,672
Shandong Nanshan Aluminum Co. Ltd., Class A	4,653,560	2,283,831
Shanghai Putailai New Energy Technology Co. Ltd., Class A	431,220	3,956,674
Tianqi Lithium Corp., Class A*	624,087	10,321,491

Wanhua Chemical Group Co. Ltd., Class A	972,797	12,473,490
Xinjiang Tianshan Cement Co. Ltd., Class A	454,851	638,734
Yunnan Energy New Material Co. Ltd., Class A	328,729	9,184,900
Zangge Mining Co. Ltd., Class A	300,100	1,359,845
Zhejiang Huayou Cobalt Co. Ltd., Class A	777,600	8,413,728
Zhejiang Longsheng Group Co. Ltd., Class A	1,727,100	2,385,311
Zhongjin Gold Corp. Ltd., Class A	1,978,544	2,108,156
Zijin Mining Group Co. Ltd., Class A	8,782,216	11,188,346

(Cost $135,446,834)		163,516,802

Real Estate - 1.8%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,951,624	4,130,690
China Vanke Co. Ltd., Class A	4,154,369	10,001,760
Gemdale Corp., Class A	1,645,136	2,777,023
Greenland Holdings Corp. Ltd., Class A*	2,636,346	1,186,976
Poly Developments and Holdings Group Co. Ltd., Class A	4,353,931	10,904,525
Seazen Holdings Co. Ltd., Class A*	546,843	1,648,248

(Cost $27,779,960)		30,649,222

Utilities - 2.9%
CGN Power Co. Ltd., Class A	7,644,079	3,109,644
China Longyuan Power Group Corp. Ltd., Class A	139,700	427,948
China National Nuclear Power Co. Ltd., Class A	5,802,701	5,351,169
China Three Gorges Renewables Group Co. Ltd., Class A	5,509,200	4,865,164
China Yangtze Power Co. Ltd., Class A	6,959,595	24,160,852
GD Power Development Co. Ltd., Class A*	5,649,515	3,557,784
Huaneng Lancang River Hydropower, Inc., Class A	1,298,000	1,366,118
Huaneng Power International, Inc., Class A*	2,689,842	3,185,365
SDIC Power Holdings Co. Ltd., Class A	1,924,966	3,107,256

(Cost $38,565,032)		49,131,300

TOTAL COMMON STOCKS
(Cost $1,385,169,012)		1,681,538,959

TOTAL INVESTMENTS - 99.9%
(Cost $1,385,169,012)		$1,681,538,959
Other assets and liabilities, net - 0.1%		2,318,600

NET ASSETS - 100.0%		$1,683,857,559

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,681,538,959	$—	$—	$1,681,538,959

TOTAL	$1,681,538,959	$—	$—	$1,681,538,959

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHR-PH1

R-089711-1 (5/24) DBX005195 (5/24)